CONVERTIBLE PROMISSORY NOTES PAYABLE	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 8 - CONVERTIBLE PROMISSORY NOTES PAYABLE

The Company did not issue any convertible promissory notes during the period ending June 30, 2017

On April 21, 2017, the Company issued a convertible promissory note in the amount of $66,100 (US$50,000) to an unrelated party.

On May 1, 2017, the Company issued a convertible promissory note in the amount of $103,073 (US$75,000) to an unrelated party.

On May 10, 2017, the Company issued a convertible promissory note in the amount of $40,923 (US$30,000) to an unrelated party.

On May 15, 2017, the Company issued a convertible promissory note in the amount of $40,623 (US$30,000) to an unrelated party.

On May 19, 2017, the Company issued a convertible promissory note in the amount of $47,215 (US$35,000) to an unrelated party.

The notes are non-interest bearing, unsecured and mature on December 31, 2021. The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first. The notes shall become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and shall bear interest at 3% per annum compounded annually should the Company default on the note.

On June 12, 2017, the Company entered into an assignment of creditors and debt settlement agreement with unrelated parties. See Note 9(b)(iii).

During May 2017, the Company repaid certain Convertible Promissory Notes totaling $42,052 to an unrelated party.

During May and June 2017, the Company repaid certain Convertible Promissory Notes totaling $90,530 (including US$31,200) issued to a company controlled by a Director.

On July 10, 2017 the Company entered into a consulting agreement with an unrelated party for the provision of advertising services to promote awareness of the Company. In consideration for the services the Company issued a Convertible Promissory Note in the amount of $37,692 (US$30,000) The Convertible Promissory Note is unsecured, bears interest at 3% per annum, and matures on January 10, 2018. Upon maturity, the note shall be converted into common shares of the Company at a 20% discount to the lowest closing bid price for the Company’s common stock offered during the twenty trading days prior to conversion. The Company may redeem the note in whole or in part at any time without penalty.

On August 18, 2017, the Company issued a Convertible Promissory Note in the amount of $97,905 (US$78,000) to an unrelated party. The Note is unsecured, bears interest at 12% per annum from the date of issue and matures on May 18, 2018. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issue and February 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid.

On September 11, 2017, the Company issued a Convertible Promissory Note in the amount of $133,965 (US$110,250) to an unrelated party. The Note is unsecured, bears interest at 12% per annum from the date of issue and matures on September 11, 2018. Any amount of interest or principal that is not paid on the maturity date bears interest at 24% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issue and March 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid.

On September 11, 2017, the Company issued a Convertible Promissory Note in the amount of $66,875 (US$57,000) to an unrelated party. The Note is unsecured, bears interest at 12% per annum from the date of issue and matures on September 11, 2018. Any amount of interest or principal that is not paid on the maturity date bears interest at 24% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issue and March 11, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid.